Prepayments (Details) - CHF (SFr)	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Advance payments to supplier	SFr 442,828	SFr 759,716
Clinical projects and related activities	0	41,681
Insurance	200,246	151,198
Other	9,839	0
Total prepayments	SFr 652,913	SFr 952,595